MERRILL LYNCH
GLOBAL SMALLCAP
FUND, INC.








FUND LOGO








Semi-Annual Report

December 31, 1996




Officers and Directors
Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Andrew John Bascand, Vice President
Donald C. Burke, Vice President
Kenneth Chiang, Vice President
Adrian Holmes, Vice President
Grace Pineda, Vice President
James Russell, Vice President
Daniel V. Szemis, Vice President
Gerald M. Richard, Treasurer
Robert Harris, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863






This report is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Global SmallCap
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.


Merrill Lynch
Global SmallCap
Fund, Inc.
Management Team

Andrew John Bascand--Senior Portfolio Manager/Asset Allocator. As the Fund's Asset Allocator, Mr. Bascand is primarily responsible for determining the allocation of the Fund's assets among equity markets in the United States, Europe, the emerging markets and the Pacific Basin.

Kenneth Chiang--Co-Portfolio Manager--Emerging Markets Investments. Mr. Chiang is primarily responsible for the Fund's investments in emerging markets in Asia.

Adrian Holmes--Co-Portfolio Manager--European Investments. Mr.
Holmes is primarily responsible for the Fund's European investments.

Grace Pineda--Co-Portfolio Manager--Emerging Markets Investments.
Ms. Pineda is primarily responsible for investments in emerging markets in Europe and Latin America.

James Russell--Co-Portfolio Manager--Japanese Investments. Mr.
Russell is primarily responsible for the Fund's Japanese investments.

Daniel Szemis--Co-Portfolio Manager--US Investments. Mr. Szemis is primarily responsible for the Fund's investments in the United
States.


Worldwide
Investments
As of 12/31/96


                                    Country of    Percent of
Ten Largest Equity Holdings           Origin      Net Assets

PT Great River Industries            Indonesia         1.5%
Sinocan Holdings Ltd.                Hong Kong         1.3
Kloeckner Werke AG                   Germany           1.2
Tingyi (Cayman Islands)
  Holdings, Co.                      Hong Kong         1.2
Burswood Property Trust              Australia         1.1
PXRE Corp.                           United States     1.0
Rottneros Bruks AB Free              Sweden            1.0
ADO Electric Industrial Co., Ltd.    Japan             1.0
Inspec Group PLC                     United Kingdom    1.0
JCG Holdings, Ltd.                   Hong Kong         1.0


                                                   Percent of
Ten Largest Industries                             Net Assets

Retail Specialty                                       3.1%
Engineering & Construction                             3.0
Computer Software                                      2.8
Beverages                                              2.7
Holding Company                                        2.7
Construction                                           2.5
Restaurants                                            2.3
Manufacturing                                          2.2
Iron & Steel                                           2.2
Banking                                                2.1



DEAR SHAREHOLDER


The second half of 1996 was characterized by a significant rally in large cap equities in both Europe and the Americas, while equities in many Pacific Basin markets underperformed. Large cap equities sharply outperformed small cap equities in most markets. The unmanaged Salomon Brothers Extended Market Index (SEMI) posted a small gain for the six-month period ended December 31, 1996 rising by 2.53%, in US dollar terms, while the unmanaged predominantly large cap Financial Times/S&P--Actuaries World Index rose by 5.82%.

The US dollar continued to appreciate over the three-month period ended December 31, 1996, rising to 115.90 against the yen from
109.65 six months earlier. Against the Deutschemark, the US dollar appreciation was less marked, firming to 1.510 at the end of December, up from 1.5230 at June 30, 1996.

In US dollar terms, the best-performing small cap market during the past six months was New Zealand (up by 28%), closely followed by Finland, Spain and Hong Kong. Among the major markets, the performance ranking was: the United Kingdom (up 14.5%); the United States (up 8.3%); Germany (up 2.0%); France (up 3.0%); and Japan (down 25.0%).

Emerging markets issues underperformed developed issues, although performance in Latin America was generally strong led by Brazil (up 8.5%, according to the IFC Investibles Index) during the six-month period.

For the six-month period ended December 31, 1996, total returns for Merrill Lynch Global SmallCap Fund, Inc.'s Class A, Class B, Class C and Class D Shares were -1.32%, -1.81%, -1.81% and -1.48%, respectively. (Results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 4--6 of this report to shareholders.) Key factors contributing to the Fund's under-performance included our strategic overweighting of emerging markets issues and the underweighting of US issues in favor of Europe.

Portfolio Matters
The Fund's main regional investment weightings largely remained unaltered. During the quarter ended December 31, 1996, the diversified spread of assets included 21% in the United States, 32% in Europe, 21% in Japan, 12% in developed Pacific Basin markets (excluding Japan), 2% in Canada and South Africa, and 3% in emerging markets. Effective cash positions accounted for 9% of the Fund's net assets at 1996 year-end.

Economic and Investment
Environment
Global economic activity remained relatively robust. The Organization for Economic Cooperation and Development (OECD) leading indicator of production continued to rise, and monetary policies generally remained supportive of improving economic growth. Specifically, in Germany, gross domestic product growth picked up, supported by a significant easing in the Deutschemark and the impact of lower German interest rates. However, European indicators remained mixed. Consumer spending is weak, reflecting in part a continued rise in unemployment. Throughout continental Europe, unemployment trends remained a significant impediment to an improvement in demand conditions.

In contrast, economic activity data and business and consumer confidence reports in the United Kingdom continued to strengthen, and now suggest the strong likelihood of above-trend growth being sustained well into 1997. In response to the further strengthening and early signs of wage and price inflation, the UK Chancellor of the Exchequer increased interest rates during the December period by 0.25% to 6.00%. The rise in interest rates was associated with a sharp appreciation of the British pound against both the US dollar and the Deutschemark.

In the United States and Japan, economic growth appeared firm. Leading business confidence surveys, such as the monthly National Association of Purchasing Managers reports for the United States and the quarterly Bank of Japan Tankan report, show improving activity levels. The outlook for Japanese economic growth remained encouraging. Industrial production data now show a 4% gain year-on-year, and low inventory levels. Private capital expenditures appear to have recovered, while export orders and output continue to rise, especially in the auto sector.

In non-Japan Asia, eight of the ten major countries in the region experienced further export growth in the December quarter and, with inventory reduction nearing an end, a turning point in Asian industrial production seems likely. Equity markets in Asia have already begun to respond positively to this development.

Against this improving cyclical demand backdrop, global interest rates and bond yields declined further. Much of the impetus for lower interest rates came from three sources. First, the December period was marked by a surge in investor confidence regarding the prospects for a successful introduction of a common currency in Europe by 1999. This resulted in interest rate and bond yield spreads in peripheral countries such as Spain, Italy and Sweden declining sharply against Germany. Second, German interest rates declined as investors expect the Bundesbank to maintain a looser monetary policy in the face of continued high unemployment and the prospect of a significant further tightening in fiscal policies across Europe. Third, although Japanese economic growth is improving, the Japanese financial system remains weak, and Japanese interest rates are likely to remain lower for longer than investors previously anticipated. As a result, Japanese institutions continue to diversify their bond holdings by purchasing higher-yielding foreign securities, and foreigners continue to borrow in yen to fund long-term positions in other currencies.

At some stage, the combined effect of these factors on global bond markets will end. We believe that evidence of stronger economic activity, such as the overall improvement in the OECD leading indicators, shortly will encourage investors to become more cautious as real global bond yields could approach 3%, in our opinion. Overall, however, we remain cautious on many major markets. We believe smaller-capitalization stocks are likely to begin a period of outperformance versus large cap companies.

In Conclusion
The outlook for international equity markets may be constrained near term by downgrades to profits expectations and the potential for a rise in bond yields. Our near-term strategy remains defensive, although small cap stocks could outperform, in our opinion. We expect to invest the Fund's cash reserves in equities should a correction occur. Looking ahead, we believe that the Fund is well-positioned with a focus on emerging markets and Pacific Basin markets, combined with smaller companies in Europe.

We thank you for your continued interest in Merrill Lynch Global
SmallCap Fund, and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,

(Arthur Zeikel)
Arthur Zeikel
President







(Andrew Bascand)
Andrew Bascand
Senior Portfolio Manager/
Asset Allocator







(Kenneth Chiang)
Kenneth Chiang
Co-Portfolio Manager
Emerging Markets Investments--
Asia






(Adrian C. Holmes)
Adrian C. Holmes
Co-Portfolio Manager
European Investments







(Grace Pineda)
Grace Pineda
Co-Portfolio Manager
Emerging Markets Investments--
Europe and Latin America

(James Russell)
James Russell
Co-Portfolio Manager
Japanese Investments







(Daniel V. Szemis)
Daniel V. Szemis
Co-Portfolio Manager
US Investments


January 30, 1997



PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994, which, in the case of certain eligible investors, were simultaneously exchanged for Class A Shares.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Performance
Summary--
Class A Shares++
                           Net Asset Value             Capital Gains
Period Covered           Beginning    Ending            Distributed       Dividends Paid*       % Change**
10/21/94--12/31/94         $9.82       $9.37              $0.005                 --              - 4.53%
1995                        9.37        9.27               0.053               $0.105            + 0.66
1996                        9.27        9.81               0.185                0.710            +15.61
                                                          ------               ------
                                                    Total $0.243         Total $0.815

                                                         Cumulative total return as of 12/31/96: +11.10%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.
++As a result of the implementation of the Merrill Lynch Select
  Pricing SM System, Class A Shares of the Fund outstanding prior to October 21, 1994 were redesignated to Class D Shares.

Performance
Summary--
Class B Shares
                           Net Asset Value             Capital Gains
Period Covered           Beginning    Ending            Distributed       Dividends Paid*       % Change**
8/5/94--12/31/94          $10.00       $9.34              $0.005                 --              - 6.55%
1995                        9.34        9.19               0.053               $0.052            - 0.45
1996                        9.19        9.72               0.185                0.601            +14.43
                                                          ------               ------
                                                    Total $0.243         Total $0.653

                                                          Cumulative total return as of 12/31/96: +6.45%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance
Summary--
Class C Shares
                           Net Asset Value             Capital Gains
Period Covered           Beginning    Ending            Distributed       Dividends Paid*       % Change**
10/21/94--12/31/94         $9.80       $9.34              $0.005                --               - 4.64%
1995                        9.34        9.19               0.053              $0.052             - 0.46
1996                        9.19        9.71               0.185               0.611             +14.43
                                                          ------              ------
                                                    Total $0.243        Total $0.663

                                                          Cumulative total return as of 12/31/96: +8.62%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance
Summary--
Class D Shares++
                           Net Asset Value             Capital Gains
Period Covered           Beginning    Ending            Distributed       Dividends Paid*       % Change**
8/5/94--12/31/94          $10.00       $9.37              $0.005                 --              - 6.25%
1995                        9.37        9.25               0.053               $0.093            + 0.31
1996                        9.25        9.79               0.185                0.683            +15.34
                                                          ------               ------
                                                    Total $0.243         Total $0.776

                                                          Cumulative total return as of 12/31/96: +8.47%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.
++As a result of the implementation of the Merrill Lynch Select
  Pricing SM System, Class A Shares of the Fund outstanding prior to October 21, 1994 were redesignated to Class D Shares.


PERFORMANCE DATA (concluded)

Recent
Performance
Results*
                                                                                     12 Month     3 Month
                                                 12/31/96    9/30/96   12/31/95      % Change     % Change
Class A Shares                                     $9.81     $10.66      $9.27       + 7.85% (1)  -6.21% (1)
Class B Shares                                      9.72      10.48       9.19       + 7.81(1)    -5.46 (1)
Class C Shares                                      9.71      10.48       9.19       + 7.70(1)    -5.56 (1)
Class D Shares                                      9.79      10.61       9.25       + 7.87(1)    -5.96 (1)
Class A Shares--Total Return                                                         +15.61(2)    +0.53(2)
Class B Shares--Total Return                                                         +14.43(3)    +0.34(3)
Class C Shares--Total Return                                                         +14.43(4)    +0.34(4)
Class D Shares--Total Return                                                         +15.34(5)    +0.56(5)

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $0.185 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.710 per share ordinary income dividends and $0.185 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.601 per share ordinary income dividends and $0.185 per share capital gains distributions.
(4)Percent change includes reinvestment of $0.611 per share ordinary income dividends and $0.185 per share capital gains distributions.
(5)Percent change includes reinvestment of $0.683 per share ordinary income dividends and $0.185 per share capital gains distributions.


Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/96                       +15.61%         +9.54%
Inception (10/21/94) through 12/31/96     + 4.91          +2.37

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 12/31/96                       +14.43%        +10.43%
Inception (8/5/94) through
12/31/96                                  + 2.63         + 1.85

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return       % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 12/31/96                       +14.43%        +13.43%
Inception (10/21/94) through 12/31/96     + 3.84         + 3.84

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/96                       +15.34%        +9.29%
Inception (8/5/94) through
12/31/96                                  + 3.44         +1.14

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



SCHEDULE OF INVESTMENTS                                                                                      (in US dollars)
                                                                                                            Value   Percent of
EUROPE       Industries          Shares Held             Investments                        Cost          (Note 1a) Net Assets
Czech        Broadcasting              7,500  ++Central European Media Enterprises
Republic                                        Ltd. (Class A )                        $    206,250     $    234,375    0.2%

                                                Total Investments in the Czech
                                                Republic                                    206,250          234,375    0.2


Denmark      Security Services         3,600    Falck A/S                                   904,370        1,075,996    0.7

             Textiles                 13,718  ++Carli Grey International A/S                402,266          656,954    0.5

                                                Total Investments in Denmark              1,306,636        1,732,950    1.2

Finland      Computer Software         4,560    TT Tieto OY                                 298,105          377,515    0.3

             Holding Company          38,000    America Group Ltd.                          683,652          784,425    0.5
                                      11,416    Fiskars OY AB                               590,868          855,809    0.6
                                                                                       ------------     ------------  ------
                                                                                          1,274,520        1,640,234    1.1

                                                Total Investments in Finland              1,572,625        2,017,749    1.4


France       Advertising               5,452    Havas Advertising S.A.                      494,139          604,260    0.4

             Automobile Parts          2,800    Sylea                                       304,415          307,093    0.2

             Computer Software         2,157    Altran Technologies S.A.                    561,773          693,084    0.5

             Holding Company           2,978    Societe EuraFrance S.A.                     901,134        1,286,946    0.9

             Insurance                 2,868    Cardif S.A.                                 282,878          395,262    0.3

             Manufacturing            21,500    Sommer Allibert S.A.                        639,257          642,348    0.4

                                                Total Investments in France               3,183,596        3,928,993    2.7


Germany      Machine Tools &           1,200    GEA AG (Preferred)                          419,044          377,901    0.3
             Machinery                 3,850  ++Walter AG                                   977,454        1,061,033    0.7
                                                                                       ------------     ------------  ------
                                                                                          1,396,498        1,438,934    1.0

             Machinery &              39,100  ++Kloeckner Werke AG                        3,734,471        1,817,127    1.2
             Engineering

             Manufacturing             3,200    KSB AG (Preferred)                          407,615          495,028    0.3

             Retail Specialty         18,000    Moebel Walther AG                           770,212          971,076    0.7

                                                Total Investments in Germany              6,308,796        4,722,165    3.2


Greece       Building &                7,990    Titan Cement Co. S.A.                       302,811          434,902    0.3
             Construction
                                                Total Investments in Greece                 302,811          434,902    0.3

SCHEDULE OF INVESTMENTS (continued)                                                                          (in US dollars)
EUROPE                           Shares Held/                                                               Value   Percent of
(concluded)  Industries          Face Amount             Investments                        Cost          (Note 1a) Net Assets
Ireland      Hotels                  188,000    Jurys Hotel Group PLC                  $    830,317     $    868,402    0.6%

             Transportation           79,000    Irish Continental Group PLC                 629,034          587,916    0.4

                                                Total Investments in Ireland              1,459,351        1,456,318    1.0


Italy        Diversified           1,850,000  ++Compagnie Industriali Riunite
                                                S.p.A. (CIR)                              2,071,370        1,139,305    0.8

                                                Total Investments in Italy                2,071,370        1,139,305    0.8


Netherlands  Electrical               19,022    Twentsche Kabel Holding NV                  748,829          991,877    0.7
             Equipment

             Electronics               8,800  ++ASM Lithography Holding NV                  350,595          440,000    0.3

             Engineering &            20,806    Kondor Wessels Groep NV                     780,063          842,607    0.6
             Construction

             Holding Company          38,855    Internatio-Muller NV                        775,019          977,003    0.7

             Instruments/Photo        10,000  ++Elsag Bailey Process
             --Optical                          Automation NV                               160,600          187,500    0.1

                                                Total Investments in the
                                                Netherlands                               2,815,106        3,438,987    2.4


Poland       Engineering &           131,800    Elektrim Towarzystwo Handlowe
             Construction                       S.A.                                        462,537        1,195,840    0.8

             Tire & Rubber            30,000    T.C. Debica S.A.                            399,679          670,017    0.5

                                                Total Investments in Poland                 862,216        1,865,857    1.3


Portugal     Retail Sales             12,600    Establecimentos Jeronimo Martins
                                                & Filho S.A.                                336,824          650,079    0.4
                               US$17,220,000    Establecimentos Jeronimo Martins &
                                                Filho S.A., 5.03125% due 9/15/2003          109,647          111,097    0.1
                                      12,600    Establecimentos Jeronimo Martins &
                                                Filho S.A. (New)                            361,798          561,797    0.4

                                                Total Investments in Portugal               808,269        1,322,973    0.9

Spain        Manufacturing             8,802    Azkoyen S.A.                                631,484        1,083,052    0.7

             Paper & Pulp             20,000  ++Miquel y Costas & Miquel, S.A.              543,369          659,121    0.5

                                                Total Investments in Spain                1,174,853        1,742,173    1.2


Sweden       Automobile Parts         16,252    Garphyttan Industrier AB                    209,123          212,242    0.1

             Engineering              55,000    Kalmar Industries AB                        898,761          915,994    0.6

             Engineering &            38,878    Svedala Industri AB                         510,552          658,901    0.5
             Construction

             Forest Products/      1,153,500    Rottneros Bruks AB Free                   1,779,027        1,464,090    1.0
             Paper &
             Packaging

             Investment               73,822    Bure Investment AB                          628,825          877,415    0.6
             Management

             Manufacturing            23,351    Getinge Industrier AB (B Shares)            311,523          460,852    0.3

                                                Total Investments in Sweden               4,337,811        4,589,494    3.1


Switzerland  Distribution              4,000    TEGE S.A.                                   330,008          313,714    0.2

             Industrials               9,175    Oerlikon-Buehrle Holdings AG                989,278          904,616    0.6

             Machinery                 1,701  ++Saurer AG (Registered)                      745,372          736,914    0.5

             Medical Supplies            297  ++Disetronic Holdings AG                      552,200          656,648    0.4

             Paper & Forest           24,800    Mercer International, Inc.                  422,910          248,000    0.2
             Products

             Photography               2,694    Fotolabo S.A.                               904,008        1,046,370    0.7

             Retailing                 1,860  ++Grands Magasins Jelmoli S.A.              1,102,969        1,028,085    0.7

                                                Total Investments in Switzerland          5,046,745        4,934,347    3.3


Turkey       Beverages             3,485,900    Erciyas Biracilik Ve Malt Sanayii           566,377          378,202    0.3

             Metal                 5,100,000    Eregli Demir Ve Celik Fabrikalari
             Fabricating                        T.A.S.                                      570,786          612,188    0.4

                                                Total Investments in Turkey               1,137,163          990,390    0.7

United       Beverages               131,500    Matthew Clark PLC                         1,188,993          584,923    0.4
Kingdom
             Broadcasting             78,000  ++Flextech PLC                                630,757          907,408    0.6

             Chemicals               390,000    Inspec Group PLC                          1,844,704        1,414,489    1.0

             Commercial Services      40,000    Serco Group PLC (Ordinary)                  417,691          460,547    0.3

             Computer Services        70,770    Misys PLC                                   705,945        1,345,125    0.9

             Computers               318,600    Acorn Computer Group PLC                    456,176        1,062,869    0.7

             Diversified             889,000    Howden Group PLC                          1,262,630        1,171,094    0.8

             Employee Services       200,000    Corporate Services Group PLC                594,020          590,226    0.4

             Home Furnishings        220,000  ++Limelight Group PLC                         654,727          685,004    0.5

             Manufacturing            96,100    Low & Bonar PLC (Ordinary)                  634,340          669,140    0.5

             Media/Publishing        180,000    International Business
                                                Communications PLC (Ordinary)               648,181          917,673    0.6

             Pharmaceuticals          55,300  ++Celltech Group PLC                          549,111          458,845    0.3
                                     144,300    Oxford Molecular Group PLC                  756,094          881,320    0.6
                                                                                       ------------     ------------  ------
                                                                                          1,305,205        1,340,165    0.9

             Textiles                215,220    Dewhirst Group PLC                          601,484          666,439    0.5

                                                Total Investments in the United
                                                Kingdom                                  10,944,853       11,815,102    8.1


                                                Total Investments in Europe              43,538,451       46,366,080   31.8


SCHEDULE OF INVESTMENTS (continued)                                                                          (in US dollars)
LATIN                                                                                                       Value   Percent of
AMERICA      Industries          Shares Held             Investments                        Cost          (Note 1a) Net Assets
Argentina    Iron & Steel             36,000    Siderar S.A. (ADR) (a)++++             $    612,000     $    828,000    0.6%

             Retailing                24,889  ++Grimoldi S.A.                                95,150          124,470    0.1

                                                Total Investments in Argentina              707,150          952,470    0.7

Brazil       Textiles              2,054,000    Companhia de Tecidos Norte de
                                                Minas S.A. (Preferred)                      652,560          655,623    0.4

             Utilities--             879,478    Centrais Eletricas da Santa
             Electric                           Catarina S.A. (CELESC) 'B'
                                                (Preferred)                                 780,981          821,151    0.6

                                                Total Investments in Brazil               1,433,541        1,476,774    1.0


Colombia     Banking                  41,300    Banco Ganadero S.A. (Class A)
                                                (ADR) (a)                                   811,698          887,950    0.6

                                                Total Investments in Colombia               811,698          887,950    0.6


Mexico       Banking                 350,850    Grupo Financiero Banorte S.A.
                                                de C.V.                                     387,614          347,685    0.2

             Building Materials       47,890  ++Internacional de Ceramica S.A de
                                                C.V. (ADR) (a)                              355,919          257,409    0.2

             Engineering &            59,200    Grupo Profesional Planeacion y
             Construction                       Proyectos, S.A. de C.V. (Class B)           263,989          255,724    0.2

                                                Total Investments in Mexico               1,007,522          860,818    0.6


Peru         Foods                   250,947    Consorcio Alimentos Fabril
                                                Pacifico S.A.                               268,537          347,198    0.2

                                                Total Investments in Peru                   268,537          347,198    0.2


                                                Total Investments in Latin America        4,228,448        4,525,210    3.1


MIDDLE EAST/
AFRICA

South        Entertainment           434,400    Sun International (South Africa)
Africa                                          Ltd.                                        554,192          348,375    0.2

             Mining                   77,100    Elandsrand Gold Mining Company
                                                Ltd.                                        459,981          379,234    0.3

                                                Total Investments in South Africa         1,014,173          727,609    0.5

Zimbabwe     Beverages               253,512    Delta Corporation Ltd.                      407,960          891,574    0.6

                                                Total Investments in Zimbabwe               407,960          891,574    0.6

                                                Total Investments in the Middle
                                                East/Africa                               1,422,133        1,619,183    1.1


NORTH
AMERICA

Canada       Leisure                  42,384    Four Seasons Hotels Ltd.                    495,789          858,508    0.6

             Mining                   32,925    Cambior Inc.                                457,703          481,528    0.3

             Natural Resources        20,000    Total Petroleum of North America
                                                Ltd.                                        188,500          207,500    0.1

                                                Total Investments in Canada               1,141,992        1,547,536    1.0


United       Aerospace               110,000  ++UNC, Inc.                                   637,625        1,320,000    0.9
States
             Apparel                  92,800  ++Farah, Inc.                                 863,458          719,200    0.5
                                      70,100  ++Norton McNaughton, Inc.                     850,711          578,325    0.4
                                                                                       ------------     ------------  ------
                                                                                          1,714,169        1,297,525    0.9

             Automobile Parts          8,200    Walbro Corp.                                158,986          149,650    0.1

             Automotive                2,900    Smith (A.O.) Corp.                           59,987           86,638    0.1

             Banking & Finance         6,750    Charter One Financial, Inc.                 117,321          283,500    0.2

             Biotechnology            24,000  ++COR Therapeutics Inc.                       257,250          237,000    0.2
                                      12,400  ++Ostex International Inc.                    133,600           68,200    0.0
                                      13,900    Scios, Inc.                                  68,663           85,138    0.1
                                                                                       ------------     ------------  ------
                                                                                            459,513          390,338    0.3

             Building &               22,000  ++Giant Cement Holding, Inc.                  293,938          346,500    0.2
             Building                668,400  ++Grossman's Inc.                           1,190,621          522,188    0.4
             Materials                15,300    Ryland Group, Inc.                          206,581          210,375    0.1
                                                                                       ------------     ------------  ------
                                                                                          1,691,140        1,079,063    0.7

             Communications           17,500  ++TALX Corp.                                  147,402          137,813    0.1

             Computer Software        15,000  ++Hyperion Software Corp.                     174,991          316,875    0.2
                                      43,500  ++Metromail Corporation                       810,071          793,875    0.5
                                      17,900  ++Software Spectrum Inc.                      372,300          514,625    0.4
                                       7,963  ++Sterling Commerce, Inc.                     112,808          280,696    0.2
                                      30,800  ++Structural Dynamics Research
                                                Corp.                                       616,343          604,450    0.4
                                      56,300  ++VMARK Software, Inc.                        681,664          415,213    0.3
                                                                                       ------------     ------------  ------
                                                                                          2,768,177        2,925,734    2.0

             Computer Technology       2,700  ++Voice Control Systems, Inc.                  14,175           21,263    0.0

             Computers                13,700  ++Storage Technology Corporation              415,322          652,463    0.4
                                      13,800  ++Stratus Computer, Inc.                      388,732          376,050    0.3
                                      32,700  ++Sybase, Inc.                                613,965          543,638    0.4
                                                                                       ------------     ------------  ------
                                                                                          1,418,019        1,572,151    1.1

             Data Processing           6,200  ++Compuware Corp.                             212,841          310,000    0.2
                                      42,100  ++Platinum Technology Inc.                    592,189          568,350    0.4
                                       7,000    Sterling Software, Inc.                     124,987          221,375    0.2
                                      34,400  ++Symantec Corp.                              403,103          498,800    0.3
                                                                                       ------------     ------------  ------
                                                                                          1,333,120        1,598,525    1.1

             Distribution             13,100  ++The Peak Technologies Group Inc.            160,955          150,650    0.1

             Electronic               25,000  ++C.P. Clare Corp.                            213,369          243,750    0.2
             Components                6,900  ++Triumph Group, Inc.                         149,340          164,738    0.1
                                                                                       ------------     ------------  ------
                                                                                            362,709          408,488    0.3


SCHEDULE OF INVESTMENTS (continued)                                                                          (in US dollars)
NORTH AMERICA                                                                                               Value   Percent of
(concluded)  Industries          Shares Held             Investments                        Cost          (Note 1a) Net Assets
United       Electronics              14,500  ++Allen Group, Inc.                      $    248,627     $    322,625    0.2%
States                                20,100  ++Alpha Industries, Inc.                      164,676          158,288    0.1
(concluded)                           20,800  ++BI, Inc.                                    216,454          145,600    0.1
                                      33,300  ++CHS Electronics Inc.                        453,068          566,100    0.4
                                       8,000  ++DII Group, Inc.                             158,975          181,000    0.1
                                       4,600  ++Marshall Industries                         132,410          140,875    0.1
                                       2,500    Wyle Electronics                             78,925           98,750    0.1
                                                                                       ------------     ------------  ------
                                                                                          1,453,135        1,613,238    1.1

             Electronics              22,100  ++Nu Horizons Electronics Corp.               202,757          174,038    0.1
             Distribution

             Environmental            37,740    BHA Group Inc. (Class A)                    532,342          603,840    0.4
             Control                  79,200  ++Envirosource Inc.                           307,178          202,950    0.1
                                                                                       ------------     ------------  ------
                                                                                            839,520          806,790    0.5

             Healthcare--             49,000    Magellan Health Services, Inc.              884,348        1,096,375    0.8
             Products/Services        53,800  ++Ramsay Health Care, Inc.                    330,777          134,500    0.1
                                                                                       ------------     ------------  ------
                                                                                          1,215,125        1,230,875    0.9

             Insurance                 2,500    Greater New York Savings Bank                31,950           33,438    0.0
                                      25,000  ++Gryphon Holdings, Inc.                      346,789          346,875    0.2
                                       3,800    Midland Financial Group, Inc.                30,163           31,825    0.0
                                      60,000    PXRE Corp.                                1,375,075        1,485,000    1.0
                                      17,700    Security-Connecticut Corp.                  400,500          621,713    0.4
                                                                                       ------------     ------------  ------
                                                                                          2,184,477        2,518,851    1.6

             Iron & Steel             10,900  ++Gibraltar Steel Corp.                       196,200          280,675    0.2
                                       9,600  ++Olympic Steel, Inc.                         213,985          241,200    0.2
                                      34,800    Quanex Corp.                                751,867          952,650    0.7
                                                                                       ------------     ------------  ------
                                                                                          1,162,052        1,474,525    1.1

             Machinery                12,000    AGCO Corp.                                  266,610          343,500    0.2
                                       9,500    Bearings, Inc.                              273,132          264,813    0.2
                                      20,800    Cincinnati Milacron, Inc.                   502,497          455,000    0.3
                                       9,000    Stewart & Stevenson Services, Inc.          235,488          261,000    0.2
                                                                                       ------------     ------------  ------
                                                                                          1,277,727        1,324,313    0.9

             Medical                  10,000    Analogic Corporation                        171,250          327,500    0.2
                                      17,600  ++Biomatrix, Inc.                             263,971          277,200    0.2
                                      11,100  ++Healthdyne Technologies, Inc.               115,200           98,513    0.1
                                       9,000  ++Sierra Health Services Inc.                 294,063          221,625    0.2
                                      12,900  ++Sofamor Danek Group, Inc.                   331,703          393,450    0.3
                                                                                       ------------     ------------  ------
                                                                                          1,176,187        1,318,288    1.0

             Medical Services          5,391  ++Pharmaceutical Product
                                                Development, Inc.                            83,339          134,775    0.1

             Metals                   13,700    Castle (A.M.) & Company                     230,160          263,725    0.2
                                      11,800    Commonwealth Aluminum Corp.                 199,910          181,425    0.1
                                      25,700  ++Shiloh Industries, Inc.                     344,419          404,775    0.3
                                                                                       ------------     ------------  ------
                                                                                            774,489          849,925    0.6

             Natural Resources        20,300  ++Brown (Tom), Inc.                           236,050          418,687    0.3
                                      18,000  ++Newpark Resources Inc.                      478,979          670,500    0.5
                                      35,000  ++Plains Resources, Inc.                      218,750          546,875    0.4
                                      55,000  ++TransTexas Gas Corp.                        605,000          770,000    0.5
                                      39,474    Zemex Corporation                           344,674          276,318    0.2
                                                                                       ------------     ------------  ------
                                                                                          1,883,453        2,682,380    1.9

             Office--Related          21,000  ++Wang Laboratories, Inc.                     460,637          425,250    0.3

             Oil--Domestic            13,100  ++Titan Exploration, Inc.                     144,100          157,200    0.1

             Pharmaceuticals          48,300  ++NeoRx Corp.                                 324,962          196,219    0.1

             Restaurants              26,500  ++Au Bon Pain Company, Inc.
                                                (Class A)                                   172,691          165,625    0.1
                                      22,160  ++Shoney's, Inc.                              369,642          155,120    0.1
                                      67,500    TPI Enterprises, Inc.                         7,815            6,328    0.0
                                                                                       ------------     ------------  ------
                                                                                            550,148          327,073    0.2

             Retailing                85,000    Baker (J.), Inc.                          1,231,429          446,250    0.3
                                      27,300    CML Group, Inc.                              83,265           92,137    0.1
                                      25,000  ++Catherines Stores Corp.                     202,020          131,250    0.1
                                      34,500  ++Chico's Fashions Inc.                       248,069          142,312    0.1
                                      20,300  ++Department 56, Inc.                         460,150          502,425    0.3
                                      37,100  ++Levitz Furniture Inc.                       184,730          115,937    0.1
                                                                                       ------------     ------------  ------
                                                                                          2,409,663        1,430,311    1.0

             Savings & Loan            5,500    Haven Bancorp Inc.                          156,063          157,437    0.1
             Associations

             Technology               18,100  ++Rofin-Sinar Technologies, Inc.              171,950          208,150    0.1
                                      22,100  ++VISX, Inc.                                  562,135          488,962    0.3
                                                                                       ------------     ------------  ------
                                                                                            734,085          697,112    0.4

             Telecommunication        43,600  ++Comdial Corp.                               268,400          267,050    0.2
             Equipment                53,400  ++Network Equipment Technologies,
                                                Inc.                                        946,158          881,100    0.6
                                                                                       ------------     ------------  ------
                                                                                          1,214,558        1,148,150    0.8

             Telecommunications       10,600  ++Brite Voice Systems, Inc.                   134,891          156,350    0.1

             Transportation           10,300    Air Express International Corp.             278,291          329,600    0.2
                                         400  ++Landair Services, Inc.                        3,853            4,000    0.0
                                                                                       ------------     ------------  ------
                                                                                            282,144          333,600    0.2

                                                Total Investments in the
                                                United States                            29,706,810       30,578,038   21.0

                                                Total Investments in North
                                                America                                  30,848,802       32,125,574   22.0


SCHEDULE OF INVESTMENTS (continued)                                                                       (in US dollars)
PACIFIC                          Shares Held/                                                               Value   Percent of
BASIN        Industries          Face Amount             Investments                        Cost          (Note 1a) Net Assets
Australia    Entertainment         1,188,000    Burswood Property Trust                $  1,567,077     $  1,519,050    1.1%

             Publishing              283,000    West Australian Newspaper
                                                Holdings Ltd.                             1,034,360        1,213,696    0.8

                                                Total Investments in Australia            2,601,437        2,732,746    1.9


Hong Kong    Banking               1,432,333    JCG Holdings, Ltd.                        1,085,879        1,398,256    0.9

             Financial       US$     420,000    Goldlion Capital Corp., 4.875%
             Services                           due 2/01/1999                               318,914          543,900    0.4


             Foods/Food            6,892,000    Tingyi (Cayman Islands)
             Processing                         Holdings, Co.                             1,575,707        1,804,538    1.2

             Packaging             3,772,600    Sinocan Holdings Ltd.                     1,254,878        1,853,618    1.3

                                                Total Investments in Hong Kong            4,235,378        5,600,312    3.8


Indonesia    Banking--               303,000    PT Bank Bali (Foreign)                      634,023          757,179    0.5
             International

             Consumer--Goods         260,000    PT Wicaksana Overseas
                                                International                               336,176          297,332    0.2

             Textiles &            3,142,000  ++PT Great River Industries                 1,013,657        2,129,267    1.5
             Apparel
                                                Total Investments in Indonesia            1,983,856        3,183,778    2.2


Japan        Automobile Parts         30,000    Exedy Corporation                           511,228          373,057    0.3
                                      58,000    Murakami Corp.                            1,148,025          686,183    0.5
                                      50,000    Showa Corp.                                 502,169          428,756    0.3
                                      85,000    Yamakawa Industrial Co.                   1,040,181          440,415    0.3
                                                                                       ------------     ------------  ------
                                                                                          3,201,603        1,928,411    1.4

             Banking                  17,000    Bank of the Ryukyus, Ltd.                   988,951          572,539    0.4

             Beverages                79,000    Hokkaido Coca-Cola Bottling
                                                Co., Ltd.                                 1,298,058          975,561    0.7
                                      74,000    Sanyo Coca-Cola Bottling Co.,
                                                Ltd                                       1,118,168          990,501    0.7
                                                                                       ------------     ------------  ------
                                                                                          2,416,226        1,966,062    1.4

             Chemicals                50,400    Canon Chemicals, Inc.                       941,249          848,705    0.6

             Computer Services        51,700    TKC Corp.                                 1,374,367        1,227,763    0.8

             Construction             89,600    Japan Foundation Engineering
                                                Co., Ltd.                                 1,735,016        1,168,359    0.8
                                      88,000    Tsuchiya Home Co.                         1,737,127        1,238,687    0.8
                                     157,000    Yondenko Corp.                            1,518,456        1,336,805    0.9
                                                                                       ------------     ------------  ------
                                                                                          4,990,599        3,743,851    2.5

             Consumer                 59,000    Roland Corp.                              1,429,975        1,003,713    0.7
             Electricals

             Electrical               26,000    Shinmei Electric Co.                      1,340,491          406,390    0.3
             Equipment                48,000    Sukegawa Electric Co.                       630,495          269,430    0.2
                                                                                       ------------     ------------  ------
                                                                                          1,970,986          675,820    0.5

             Electronic               35,000    Chiyoda Integre Co., Ltd.                   220,393          181,649    0.1
             Components

             Foods/Food               43,000    Ariake Japan Co., Ltd.                    1,525,975        1,381,347    0.9
             Processing

             Health Services          25,000    Kanto Biomedical Laboratory Co.             528,125          367,012    0.3
                                      26,000    SRL Inc.                                    557,018          395,164    0.3
                                                                                       ------------     ------------  ------
                                                                                          1,085,143          762,176    0.6

             Industrials              13,200    Nitto Kohki Company Ltd.                    489,424          473,057    0.3
                                      31,000    Roki Techno Co., Ltd.                       868,533          562,176    0.4
                                                                                       ------------     ------------  ------
                                                                                          1,357,957        1,035,233    0.7

             Iron & Steel            218,000    Nippon Chutesukan K.K.                    1,367,147          785,026    0.5

             Machinery                28,000    Giken Seisakusho Co. Inc.                   683,834          377,202    0.3
                                      27,000    Miura Co., Ltd.                             449,645          342,746    0.2
                                                                                       ------------     ------------  ------
                                                                                          1,133,479          719,948    0.5

             Metal Fabrication       124,000    Toyo Kohan Co., Ltd.                      1,057,406          963,731    0.7

             Packaging                30,000    Chuo Kagaku Co. Ltd.                      1,206,134          525,907    0.4

             Pollution Control       168,000    Organo Corp.                              1,844,463        1,233,161    0.8

             Real Estate              53,000    Keihanshin Real Estate Co. Ltd.             525,507          313,515    0.2
                                      56,000    TOC Corp.                                   596,958          498,100    0.3
                                                                                       ------------     ------------  ------
                                                                                          1,122,465          811,615    0.5

             Restaurants              47,000    Aim Services Co., Ltd.                    1,405,610          896,978    0.6
                                      45,000    Mos Food Services, Inc.                   1,446,914          893,782    0.6
                                      83,000    Ohsho Food Service Corp.                  2,244,318        1,383,333    0.9
                                                                                       ------------     ------------  ------
                                                                                          5,096,842        3,174,093    2.1

             Retail Specialty         60,000    ADO Electric Industrial Co., Ltd.         1,956,905        1,435,233    1.0
                                      60,000    Arcland Sakamoto Co., Ltd.                  964,197          777,202    0.5
                                      51,000    Daika Corporation                           767,191          295,518    0.2
                                      48,000    Home Wide Corp.                             847,706          431,088    0.3
                                      30,000    Nitori Co.                                  906,611          520,725    0.4
                                                                                       ------------     ------------  ------
                                                                                          5,442,610        3,459,766    2.4

             Retail Stores            64,000    Sotetsu Rosen Co., Ltd.                     601,871          447,668    0.3

             Services                 66,000    Ichinen Co., Ltd.                         1,663,714          923,316    0.6

             Trading                  31,000    Japan CBM Corp.                           1,200,936          950,345    0.6

             Trucking                108,000    Nippon Konpo Unyu Soko Co.                1,045,185          680,829    0.5
                                      70,000    Tonami Transportation Co., Ltd.             548,070          380,829    0.3
                                                                                       ------------     ------------  ------
                                                                                          1,593,255        1,061,658    0.8

                                                Total Investments in Japan               44,833,746       30,383,503   20.8


Malaysia     Advertising             221,000    Seni Jaya Corporation BHD                   708,918          818,356    0.6

             Broadcasting            103,000    Sistem Televisyen Malaysia BHD
                                                (Class A) (New)                             153,652          190,907    0.1

             Chemicals               109,000    Chemical Company of Malaysia BHD            340,194          315,129    0.2

             Consumer Products        24,000  ++Amway (Malaysia) Holdings BHD               145,366          135,921    0.1
             & Services

             Engineering &           378,000    Asas Dunia BHD                            1,355,969        1,354,812    0.9
             Construction

             Newspaper/              143,000    New Straits Times Press BHD                 602,724          826,851    0.6
             Publishing

                                                Total Investments in Malaysia             3,306,823        3,641,976    2.5


SCHEDULE OF INVESTMENTS (concluded)                                                                       (in US dollars)
PACIFIC BASIN                                                                                               Value   Percent of
(concluded)  Industries          Shares Held             Investments                        Cost          (Note 1a) Net Assets
New Zealand  Agriculture           1,090,500    Wrightson Ltd.                         $    808,404     $    949,114    0.7%

             Chemicals               146,000    Fernz Corporation Ltd.                      439,021          501,052    0.3

             Real Estate             135,000  ++Kiwi Income Property Trust                   94,514          104,123    0.1
                                      27,000  ++Kiwi Income Property Trust 'B'               11,421           14,711    0.0
                                                                                       ------------     ------------  ------
                                                                                            105,935          118,834    0.1

             Textiles                106,650    Lane Walker Rudkin Industries,
                                                Ltd.                                        121,891          128,291    0.1

                                                Total Investments in New Zealand          1,475,251        1,697,291    1.2


Philippines  Banking                  26,160    Security Bank Corporation                    24,933           45,327    0.0

             Financial Services       38,440    Far East Bank & Trust Company                83,473          153,701    0.1

                                                Total Investments in the
                                                Philippines                                 108,406          199,028    0.1


Thailand     Transportation           62,000    Thoresen Thai Agency PLC 'Express'
                                                (Warrants) (d)                                    0               63    0.0
                                     322,800    Thoresen Thai Agency PLC 'Foreign'          783,253          160,475    0.1

                                                Total Investments in Thailand               783,253          160,538    0.1


                                                Total Investments in the
                                                Pacific Basin                            59,328,150       47,599,172   32.6

SOUTHEAST
ASIA

India        Hotels                   39,600    EIH Limited (GDR) (b)++++                   576,350          930,600    0.6

             Recreation &            250,000    Su-Raj Diamonds Ltd.                        346,583          169,580    0.1
             Consumer Goods
                                                Total Investments in India                  922,933        1,100,180    0.7


                                                Total Investments in Southeast
                                                Asia                                        922,933        1,100,180    0.7

SHORT-TERM                            Face
SECURITIES                           Amount                    Issue

             Commercial       US$  3,947,000    CSW Credit, Inc., 5.35% due
             Paper*                             1/17/1997                                 3,937,615        3,937,615    2.7
                                   2,525,000    General Motors Acceptance Corp.,
                                                7.50% due 1/02/1997                       2,524,474        2,524,474    1.7
                                   3,000,000    International Securitization
                                                Corporation, 5.37% due 1/21/1997          2,991,050        2,991,050    2.0

                                                Total Investments in Commercial
                                                Paper                                     9,453,139        9,453,139    6.4

             US Government         3,000,000    Federal Home Loan Mortgage Corp.,
             & Agency                           5.38% due 1/17/1997                       2,992,827        2,992,827    2.1
             Obligations*                       United States Treasury Bills (c):
                                      40,000      4.94% due 1/30/1997                        39,841           39,849    0.0
                                     170,000      4.98% due 1/30/1997                       169,318          169,359    0.1
                                      20,000      4.99% due 1/30/1997                        19,920           19,925    0.0
                                     100,000      4.81% due 2/27/1997                        99,238           99,228    0.1

                                                Total Investments in US Government
                                                & Agency Obligations                      3,321,144        3,321,188    2.3


                                                Total Investments in Short-Term
                                                Securities                               12,774,283       12,774,327    8.7


OPTIONS                  Nominal Value Covered by                                        Premiums
PURCHASED                   Options Purchased                                              Paid

             Currency Put            780,000    Japanese Yen, expiring February
             Options Purchased                  1997 at YEN 115                               4,407           11,211    0.0

                                                Total Investments in Options
                                                Purchased                                     4,407           11,211    0.0

             Total Investments                                                         $153,067,607      146,120,937  100.0
                                                                                       ============
             Variation Margin on Stock Index Futures Contracts**                                              83,184    0.0

             Unrealized Appreciation on Forward Foreign Exchange Contracts***                                430,994    0.3

             Liabilities in Excess of Other Assets                                                          (436,180)  (0.3)
                                                                                                        ------------  ------
             Net Assets                                                                                 $146,198,935  100.0%
                                                                                                        ============  ======

          (a)American Depositary Receipts (ADR).
          (b)Global Depositary Receipts (GDR).
          (c)Security held as collateral in connection with open futures contracts.
          (d)Warrants entitle the Fund to purchase a predetermined number of shares of stock/face amount of bonds at a predetermined price until the expiration date.
           ++Non-income producing security.
         ++++Restricted security as to resale. The value of the Fund's investments in restricted securities was approximately $1,759,000, representing 1.2% of net assets.

                                     Acquisition                      Value
             Issue                     Date(s)           Cost       (Note 1a)

             EIH Limited (GDR)       3/13/1995-
                                     3/17/1995      $  576,350     $  930,600
             Siderar S.A. (ADR)      4/30/1996         612,000        828,000

             Total                                  $1,188,350     $1,758,600
                                                    ==========     ==========

            *Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
           **Stock index futures contracts sold as of December 31, 1996 were as follows:

             Number of                            Expiration        Value
             Contracts     Issue      Exchange       Date      (Notes 1a & 1c)

                12       S&P Index      CME       March 1997      $ 4,467,000
                 2       Dax Index      DTB       March 1997          377,576
                15       Nikkei 225     SMX       March 1997        1,252,915

             Total Stock Index Futures Contracts Sold
             (Total Contract Price--$6,279,891)                   $ 6,097,491
                                                                  ===========

          ***Forward foreign exchange contracts as of December 31, 1996 were as follows:

                                                                   Unrealized
             Foreign Currency                 Expiration          Appreciation
             Sold                                Date           (Notes 1a & 1c)

             NLG         1,650,180           February 1997         $   28,715
             NZ$         1,554,000           February 1997              3,209
             YEN     1,305,317,260            January 1997            399,070

             Total Unrealized Appreciation--Net on
             Forward Foreign Exchange Contracts
             (US$ Commitment--$11,448,502)                         $  430,994
                                                                   ==========

             See Notes to Financial Statements.



STATEMENT OF ASSETS AND LIABILITIES
                    As of December 31, 1996
Assets:             Investments, at value (identified cost--$153,063,200) (Note 1a)                         $146,109,726
                    Unrealized appreciation on forward foreign exchange contracts
                    (Note 1c)                                                                                    430,994
                    Options purchased, at value (premiums paid--$4,407)
                    (Notes 1a & 1c)                                                                               11,211
                    Foreign cash (Note 1d)                                                                       256,248
                    Cash                                                                                          18,757
                    Receivables:
                      Securities sold                                                      $    467,074
                      Capital shares sold                                                       205,729
                      Dividends                                                                 181,078
                      Variation margin on stock index futures contracts
                      (Notes 1a & 1c)                                                            83,184
                      Options written                                                            13,143
                      Interest                                                                    8,513
                      Forward foreign exchange contracts (Note 1c)                                6,981          965,702
                                                                                           ------------
                    Deferred organization expenses (Note 1g)                                                     113,039
                    Prepaid registration fees and other assets (Note 1g)                                          48,310
                                                                                                            ------------
                    Total assets                                                                             147,953,987
                                                                                                            ============

Liabilities:        Payables:
                      Securities purchased                                                      656,810
                      Capital shares redeemed                                                   595,732
                      Distributor (Note 2)                                                      113,017
                      Investment adviser (Note 2)                                               109,837        1,475,396
                                                                                           ------------
                    Accrued expenses and other liabilities                                                       279,656
                                                                                                            ------------
                    Total liabilities                                                                          1,755,052
                                                                                                            ============

Net Assets:         Net assets                                                                              $146,198,935
                                                                                                            ============

Net Assets          Class A Common Stock, $0.10 par value, 100,000,000
Consist of:         shares authorized                                                                       $     31,610
                    Class B Common Stock, $0.10 par value, 100,000,000
                    shares authorized                                                                          1,206,398
                    Class C Common Stock, $0.10 par value, 100,000,000
                    shares authorized                                                                             58,292
                    Class D Common Stock, $0.10 par value, 100,000,000
                    shares authorized                                                                            205,928
                    Paid-in capital in excess of par                                                         151,561,044
                    Accumulated investment loss on investments--net                                           (1,663,438)
                    Undistributed realized capital gains on investments and
                    foreign currency transactions--net                                                         1,134,854
                    Unrealized depreciation on investments and foreign currency
                    transactions--net                                                                         (6,335,753)
                                                                                                            ------------
                    Net assets                                                                              $146,198,935
                                                                                                            ============

Net Asset           Class A--Based on net assets of $3,102,228 and 316,100 shares
Value:                       outstanding                                                                    $       9.81
                                                                                                            ============
                    Class B--Based on net assets of $117,271,630 and 12,063,979
                             shares outstanding                                                             $       9.72
                                                                                                            ============
                    Class C--Based on net assets of $5,658,348 and 582,919 shares
                             outstanding                                                                    $       9.71
                                                                                                            ============
                    Class D--Based on net assets of $20,166,729 and 2,059,281
                             shares outstanding                                                             $       9.79
                                                                                                            ============
                    See Notes to Financial Statements.

STATEMENT OF OPERATIONS
                    For the Six Months Ended December 31, 1996
Investment          Dividends (net of $96,598 foreign withholding tax)                                      $    816,169
Income              Interest and discount earned                                                                 356,545
(Notes 1e & 1f):                                                                                            ------------
                    Total income                                                                               1,172,714
                                                                                                            ------------

Expenses:           Investment advisory fees (Note 2)                                      $    670,045
                    Account maintenance and distribution fees--Class B (Note 2)                 634,184
                    Transfer agent fees--Class B (Note 2)                                       148,749
                    Custodian fees                                                               88,797
                    Printing and shareholder reports                                             87,830
                    Accounting services (Note 2)                                                 67,286
                    Registration fees (Note 1g)                                                  49,618
                    Professional fees                                                            39,353
                    Account maintenance and distribution fees--Class C (Note 2)                  28,982
                    Account maintenance fees--Class D (Note 2)                                   27,152
                    Transfer agent fees--Class D (Note 2)                                        21,410
                    Directors' fees and expenses                                                 18,785
                    Amortization of organization expenses (Note 1g)                              18,192
                    Transfer agent fees--Class C (Note 2)                                         7,290
                    Pricing fees                                                                  6,041
                    Transfer agent fees--Class A (Note 2)                                         3,262
                    Other                                                                         5,617
                                                                                           ------------
                    Total expenses                                                                             1,922,593
                                                                                                            ------------
                    Investment loss--net                                                                        (749,879)
                                                                                                            ------------

Realized &          Realized gain from:
Unrealized Gain       Investments--net                                                        2,378,527
(Loss) on             Foreign currency transactions--net                                        926,331        3,304,858
Investments &                                                                             -------------
Foreign Currency    Change in unrealized appreciation/depreciation on:
Transactions--Net     Investments--net                                                       (5,530,467)
(Notes 1c, 1d,        Foreign currency transactions--net                                        (61,775)      (5,592,242)
1f & 3):                                                                                  -------------     ------------
                    Net realized and unrealized loss on investments and
                    foreign currency transactions                                                             (2,287,384)
                                                                                                            ------------
                    Net Decrease in Net Assets Resulting from Operations                                    $ (3,037,263)
                                                                                                            ============

                    See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                              For the
                                                                                          For the Six        Year Ended
                                                                                          Months Ended        June 30,
                    Increase (Decrease) in Net Assets:                                    Dec. 31, 1996         1996
Operations:         Investment loss--net                                                   $   (749,879)    $   (795,024)
                    Realized gain on investments and foreign currency
                    transactions --net                                                        3,304,858       16,571,278
                    Change in unrealized appreciation/depreciation on investments
                    and foreign currency transactions--net                                   (5,592,242)      15,421,162
                                                                                           ------------     ------------
                    Net increase (decrease) in net assets resulting from operations          (3,037,263)      31,197,416
                                                                                           ------------     ------------

Dividends &         Investment income--net:
Distributions to      Class A                                                                   (94,638)         (19,859)
Shareholders          Class B                                                                (2,323,171)        (619,675)
(Note 1h):            Class C                                                                  (116,361)         (22,117)
                      Class D                                                                  (559,124)        (214,561)
                    Realized gain on investments--net:
                      Class A                                                                  (179,170)         (10,675)
                      Class B                                                                (6,808,450)        (682,938)
                      Class C                                                                  (324,706)         (24,845)
                      Class D                                                                (1,160,558)        (131,445)
                                                                                           ------------     ------------
                    Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                           (11,566,178)      (1,726,115)
                                                                                           ------------     ------------
Capital Share       Net decrease in net assets derived from capital share
Transactions        transactions                                                             (2,282,701)     (33,525,896)
(Note 4):                                                                                  ------------     ------------

Net Assets:         Total decrease in net assets                                            (16,886,142)      (4,054,595)
                    Beginning of period                                                     163,085,077      167,139,672
                                                                                           ------------     ------------
                    End of period*                                                         $146,198,935     $163,085,077
                                                                                           ============     ============

                   *Undistributed (accumulated) investment income (loss)--net              $ (1,663,438)    $  2,179,735
                                                                                           ============     ============

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS


                                                                      Class A                        Class B

                    The following per share data and        For the              For the    For the              For the
                    ratios have been derived from             Six     For the    Period       Six    For the     Period
                    information provided in the financial    Months     Year     Oct. 21,    Months   Year       Aug. 5,
                    statements.                              Ended     Ended    1994++ to    Ended    Ended     1994++ to
                                                            Dec. 31,  June 30,   June 30,   Dec. 31, June 30,   June 30,
                    Increase (Decrease) in Net Asset Value: 1996++++    1996       1995     1996++++   1996       1995
Per Share           Net asset value, beginning of
Operating           period                                 $  10.86   $   8.92  $   9.82   $  10.71   $   8.84  $  10.00
Performance:                                               --------   --------  --------   --------   --------  --------
                    Investment income (loss)--net                --++++++  .13       .04       (.06)      (.06)      .01
                    Realized and unrealized gain
                    (loss) on investments and foreign
                    currency transactions--net                 (.15)      1.97      (.93)      (.14)      2.04     (1.16)
                                                           --------   --------  --------   --------   --------  --------
                    Total from investment operations           (.15)      2.10      (.89)      (.20)      1.98     (1.15)
                                                           --------   --------  --------   --------   --------  --------
                    Less dividends and distributions:
                      Investment income--net                   (.31)      (.10)       --       (.20)      (.05)       --
                      Realized gain on investments--net        (.59)      (.06)       --       (.59)      (.06)       --
                      In excess of realized gain on
                      investments--net                           --         --      (.01)        --         --      (.01)
                                                           --------   --------  --------   --------   --------  --------
                    Total dividends and distributions          (.90)      (.16)     (.01)      (.79)      (.11)     (.01)
                                                           --------   --------  --------   --------   --------  --------
                    Net asset value, end of period         $   9.81   $  10.86  $   8.92   $   9.72   $  10.71  $   8.84
                                                           ========   ========  ========   ========   ========  ========

Total Investment    Based on net asset value per share       (1.32%)+++ 23.87%    (9.11%)+++ (1.81%)+++ 22.57%   (11.55%)+++
Return:**                                                  ========   ========  ========   ========   ========  ========

Ratios to Average   Expenses                                  1.53%*     1.55%     1.62%*     2.57%*     2.61%      .83%*
Net Assets:                                                ========   ========  ========   ========   ========  ========
                    Investment income (loss)--net             (.05%)*     .46%     1.06%*    (1.08%)*    (.66%)     .10%*
                                                           ========   ========  ========   ========   ========  ========

Supplemental        Net assets, end of period
Data:               (in thousands)                         $  3,102   $  3,084  $  5,992   $117,272   $131,656  $132,296
                                                           ========   ========  ========   ========   ========  ========
                    Portfolio turnover                       24.78%     60.33%    47.96%     24.78%     60.33%    47.96%
                                                           ========   ========  ========   ========   ========  ========
                    Average commission rate paid+++++      $  .0089   $  .0011        --   $  .0089   $  .0011        --
                                                           ========   ========  ========   ========   ========  ========

                   *Annualized.
                  **Total investment returns exclude the effects of sales
                    loads.
                 +++Aggregate total investment return.
               +++++For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
                  ++Commencement of Operations.
                ++++Based on average shares outstanding during the period.
              ++++++Amount is less than $.01 per share.

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS (concluded)
                                                                      Class C                        Class D

                    The following per share data and        For the              For the    For the              For the
                    ratios have been derived from             Six     For the    Period       Six    For the     Period
                    information provided in the financial    Months     Year     Oct. 21,    Months   Year       Aug. 5,
                    statements.                              Ended     Ended    1994++ to    Ended    Ended     1994++ to
                                                            Dec. 31,  June 30,   June 30,   Dec. 31, June 30,   June 30,
                    Increase (Decrease) in Net Asset Value: 1996++++    1996       1995     1996++++   1996       1995
Per Share           Net asset value, beginning of
Operating           period                                 $  10.71   $   8.84  $   9.80   $  10.83   $   8.91  $  10.00
Performance:                                               --------   --------  --------   --------   --------  --------
                    Investment income (loss)--net              (.06)      (.05)      .01        (02)       .02       .08
                    Realized and unrealized gain
                    (loss) on investments and foreign
                    currency transactions--net                 (.14)      2.03      (.96)      (.15)      2.05     (1.16)
                                                           --------   --------  --------   --------   --------  --------
                    Total from investment operations           (.20)      1.98      (.95)      (.17)      2.07     (1.08)
                                                           --------   --------  --------   --------   --------  --------
                    Less dividends and distributions:
                      Investment income--net                   (.21)      (.05)       --       (.28)      (.09)       --
                      Realized gain on investments--net        (.59)      (.06)       --       (.59)      (.06)       --
                      In excess of realized gain on
                      investments--net                           --         --      (.01)        --         --      (.01)
                                                           --------   --------  --------   --------   --------  --------
                    Total dividends and distributions          (.80)      (.11)     (.01)      (.87)      (.15)     (.01)
                                                           --------   --------  --------   --------   --------  --------
                    Net asset value, end of period         $   9.71   $  10.71  $   8.84   $   9.79   $  10.83  $   8.91
                                                           ========   ========  ========   ========   ========  ========

Total Investment    Based on net asset value per share       (1.81%)+++ 22.56%    (9.75%)+++ (1.48%)+++ 23.50%   (10.85%)+++
Return:**                                                  ========   ========  ========   ========   ========  ========

Ratios to Average   Expenses                                  2.59%*     2.63%     2.66%*     1.78%*     1.83%     1.77%*
Net Assets:                                                ========   ========  ========   ========   ========  ========
                    Investment income (loss)--net            (1.10%)*    (.64%)     .20%*     (.29%)*     .10%      .90%*
                                                           ========   ========  ========   ========   ========  ========

Supplemental        Net assets, end of period
Data:               (in thousands)                         $  5,658   $  5,753  $  4,924   $ 20,167   $ 22,593  $ 23,928
                                                           ========   ========  ========   ========   ========  ========
                    Portfolio turnover                       24.78%     60.33%    47.96%     24.78%     60.33%    47.96%
                                                           ========   ========  ========   ========   ========  ========
                    Average commission rate paid+++++      $  .0089   $  .0011        --   $  .0089   $  .0011        --
                                                           ========   ========  ========   ========   ========  ========

                   *Annualized.
                  **Total investment returns exclude the effects of sales
                    loads.
                 +++Aggregate total investment return.
               +++++For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
                  ++Commencement of Operations.
                ++++Based on average shares outstanding during the period.

                    See Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Global SmallCap Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature.
The Fund offers four classes of shares under the Merrill Lynch
Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in US Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Funds' records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Options--The Fund is authorized to purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transactions exceeds the premium paid or received).


NOTES TO FINANCIAL STATEMENTS (continued)


Written and purchased options are non-income producing investments.

* Financial futures contracts--The Fund may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(f) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(g) Deferred organization expenses and prepaid registration fees-- Deferred organization expenses are charged to expense on a straight-line basis over a five-year period. Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM" or "Investment Adviser"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 0.85%, on an annual basis, of the average daily net assets of the Fund. MLAM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K., Ltd. ("MLAM U.K."), an affiliate of MLAM, pursuant to which MLAM pays MLAM U.K. a fee in an amount to be determined from time to time by MLAM and MLAM U.K. but in no event in excess of the amount that MLAM actually receives. For the six months ended December 31, 1996, MLAM paid MLAM U.K. a fee of $656,315 pursuant to such Agreement.

Pursuant to the distribution plans (the "Distribution Plans") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                           Account     Distribution
                                       Maintenance Fee     Fee

Class B                                     0.25%          0.75%
Class C                                     0.25%          0.75%
Class D                                     0.25%            --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended December 31, 1996, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:


                                        MLFD         MLPF&S

Class A                                  $  3        $    87
Class D                                  $987        $13,667

For the six months ended December 31, 1996, MLPF&S received contingent deferred sales charges of $189,029 and $1,527 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $17,301 in commissions on the execution of portfolio security transactions for the six months ended December 31, 1996.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLAM U.K., MLPF&S, MLFD, MLFDS, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 1996 were $35,117,429 and $46,226,463, respectively.

Net realized and unrealized gains (losses) as of December 31, 1996 were as follows:


                                     Realized     Unrealized
                                      Gains         Gains
                                     (Losses)      (Losses)

Investments:
  Long-term                      $  2,914,140   $ (6,953,518)
  Short-term                           29,441             44
  Stock index futures contracts      (427,554)       182,400
  Options written                    (137,500)            --
                                 ------------   ------------
Total investments                   2,378,527     (6,771,074)
                                 ------------   ------------
Currency transactions:
  Options purchased                  (113,564)         6,804
  Foreign currency transactions       111,943         (2,477)
  Forward foreign exchange
  contracts                           927,952        430,994
                                 ------------   ------------
Total currency transactions           926,331        435,321
                                 ------------   ------------
Total                            $  3,304,858   $ (6,335,753)
                                 ============   ============

As of December 31, 1996, net unrealized depreciation for Federal income tax purposes aggregated $6,953,474, of which $17,663,118 related to appreciated securities and $24,616,592 related to depreciated securities. The aggregate cost of investments at December 31, 1996 for Federal income tax purposes was $153,067,607.

4. Capital Share Transactions:
Net decrease in net assets derived from capital share transactions was $2,282,701 and $33,525,896 for the six months ended December 31, 1996 and for the year ended June 30, 1996, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the

Six Months Ended                                    Dollar
December 31, 1996                     Shares        Amount

Shares sold                           118,971   $  1,221,896
Shares issued to shareholders in
reinvestment of dividends and
distributions                          25,500        247,091
                                 ------------   ------------
Total issued                          144,471      1,468,987
Shares redeemed                      (112,209)    (1,136,818)
                                 ------------   ------------
Net increase                           32,262   $    332,169
                                 ============   ============


Class A Shares for the
Year Ended                                          Dollar
June 30, 1996                         Shares        Amount

Shares sold                           296,811   $  2,900,817
Shares issued to shareholders in
reinvestment of dividends and
distributions                           3,060         27,820
                                 ------------   ------------
Total issued                          299,871      2,928,637
Shares redeemed                      (687,569)    (6,547,134)
                                 ------------   ------------
Net decrease                         (387,698)  $ (3,618,497)
                                 ============   ============


NOTES TO FINANCIAL STATEMENTS (concluded)

Class B Shares for the Six Months                   Dollar
Ended December 31, 1996               Shares        Amount

Shares sold                         1,394,123   $ 14,451,748
Shares issued to shareholders
in reinvestment of dividends
and distributions                     555,932      5,336,945
                                 ------------   ------------
Total issued                        1,950,055     19,788,693
Automatic conversion of shares        (15,962)      (165,872)
Shares redeemed                    (2,160,494)   (22,326,743)
                                 ------------   ------------
Net decrease                         (226,401)  $ (2,703,922)
                                 ============   ============


Class B Shares for the Year                         Dollar
Ended June 30, 1996                   Shares        Amount

Shares sold                         3,191,120   $ 31,771,205
Shares issued to shareholders in
reinvestment of dividends and
distributions                          69,565        627,475
                                 ------------   ------------
Total issued                        3,260,685     32,398,680
Automatic conversion of shares        (38,752)      (370,604)
Shares redeemed                    (5,891,101)   (56,152,670)
                                 ------------   ------------
Net decrease                       (2,669,168)  $(24,124,594)
                                 ============   ============


Class C Shares for the Six Months                   Dollar
Ended December 31, 1996               Shares        Amount

Shares sold                           107,928   $  1,120,797
Shares issued to shareholders in
reinvestment of dividends and
distributions                          41,482        397,810
                                 ------------   ------------
Total issued                          149,410      1,518,607
Shares redeemed                      (103,685)    (1,065,716)
                                 ------------   ------------
Net increase                           45,725   $    452,891
                                 ============   ============


Class C Shares for the Year                         Dollar
Ended June 30, 1996                   Shares        Amount

Shares sold                           368,083   $  3,622,074
Shares issued to shareholders in
reinvestment of dividends and
distributions                           4,696         42,310
                                 ------------   ------------
Total issued                          372,779      3,664,384
Shares redeemed                      (392,451)    (3,747,857)
                                 ------------   ------------
Net decrease                          (19,672)  $    (83,473)
                                 ============   ============


Class D Shares for the Six Months                   Dollar
Ended December 31, 1996               Shares        Amount

Shares sold                           473,588   $  4,947,061
Automatic conversion of shares         15,755        165,872
Shares issued to shareholders
in reinvestment of dividends
and distributions                      99,660        963,719
                                 ------------   ------------
Total issued                          589,003      6,076,652
Shares redeemed                      (616,287)    (6,440,491)
                                 ------------   ------------
Net decrease                          (27,284)  $   (363,839)
                                 ============   ============


Class D Shares for the Year                         Dollar
Ended June 30, 1996                   Shares        Amount

Shares sold                         1,341,253   $ 13,808,237
Automatic conversion of shares         38,393        370,604
Shares issued to shareholders
in reinvestment of dividends
and distributions                      17,279        156,896
                                 ------------   ------------
Total issued                        1,396,925     14,335,737
Shares redeemed                    (1,996,494)   (20,035,069)
                                 ------------   ------------
Net decrease                         (599,569)  $ (5,699,332)
                                 ============   ============



EQUITY PORTFOLIO CHANGES


For the Quarter Ended December 31, 1996

 Additions

 ASM Lithography Holding NV
*Amway Asia Pacific Ltd.
 Amway (Malaysia) Holdings BHD
*Aurum Software, Inc.
 Azkoyen S.A.
 Brite Voice Systems, Inc.
 C.P. Clare Corp.
 Central Europea Media Enterprises
   Ltd. (Class A)
 Chiyoda Integre Co., Ltd.
 Corporate Services Group PLC
 DII Group, Inc.
 Elsag Bailey Process Automation NV
 Establecimentos Jeronimo
   Martins & Filho S.A. (New)
*Evander Gold Mines Ltd.
 GEA AG (Preferred)
 Greater New York Savings Bank
 Grupo Profesional Planeacion y
   Proyectos, S.A. de C.V. (Class B)
 Gryphon Holdings, Inc.
 Haven Bancorp Inc.
*InWear Group A.S.
 KSB AG (Preferred)
 Kiwi Income Property Trust (Rights)
 Landair Services, Inc.
 Limelight Group PLC
 Metromail Corporation
 Miquel y Costas & Miquel, S.A.
 Nu Horizons Electronics Corp.
 The Peak Technologies Group Inc.
*Rural Cellular Corporation (Class A)
*SELECT Software Tools (ADR)
 Saurer AG (Registered)
 Serco Group PLC (Ordinary)
 Shoney's, Inc.
*Simulation Sciences Inc.
*Star Publications Inc.
 Sterling Commerce, Inc.
 Stewart & Stevenson Services, Inc.
 Sybase, Inc.
 Sylea
 TALX Corp.
 TEGE S.A.
 TT Tieto OY
 Titan Exploration, Inc.
 Triumph Group, Inc.
*Xomed Surgical Products Inc.

 Deletions

 Advanced Fibre Communications, Inc.
 Affco Holdings Ltd.
 Algodonera de San Antonio
*Amway Asia Pacific Ltd.
 Arbatax International Inc.
 Arcadian Corp.
*Aurum Software, Inc.
 BE Aerospace Inc.
 Beverly Enterprises, Inc.
 Centrais Electricas da Santa Catarina
   S.A. (CELESC) (Receipts)
 Cristaleria Espanola S.A.
 Crown Crafts, Inc.
 Daetwyler Holdings AG
 Energy Support Corp.
*Evander Gold Mines Ltd.
 Expeditors International of
   Washington, Inc.
 Fochi Filippo S.p.A. (Ordinary)
 Hazlewood Foods PLC
 ITI Technologies Inc.
 Insituform Technologies, Inc.
   (Class A)
 Inspec Group PLC (New Shares)
 InterVoice, Inc.
*InWear Group A.S.
 Katakura Chikkarin Co., Ltd.
 Kinross Mines Ltd.
 Kirby Corp.
 Korea Electric Power Corp. (ADR)
 Korea Mobile Telecommunications
   Corp. (GDR)
 MathSoft, Inc.
 Medex, Inc.
 Mississippi Chemical Corp.
 Nobel Biocare AB
 Otra NV
 Pope & Talbot, Inc.
 QCT Resources Ltd.
 Rex Stores Corp.
 Roosevelt Financial Group, Inc.
*Rural Cellular Corporation (Class A)
*SELECT Software Tools (ADR)
 Sanoh Industrial Co.
*Simulation Sciences Inc.
 Sistem Televisyen Malaysia BHD
*Star Publications Inc.
 Telxon Corporation
 Thoresen Thai Agency PLC `Local'
 Towa Pharmaceutical Co.
 VLSI Technology Inc.
 Vallehermoso S.A.
*Xomed Surgical Products Inc.

[FN]
*Added and deleted in the same quarter.